Others, net (Tables)	12 Months Ended
Dec. 31, 2014
Others, net
Schedule of others non-operating income (expense), net

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Foreign exchange gains/(losses), net	13,762	92,761	(28,980)
Government financial incentives	41,690	120,301	214,623
Others	4,873	(19,507)	30,944
Total	60,325	193,555	216,587